                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000
Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: Navellier & Associates, Inc.
Address: One E. Liberty St.
         Reno, NV  89501

Form 13F File Number: 28-2824
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Arjen Kuyper
Title: Chief Operations Officer
Phone: (775) 785-9421
Signature, Place, and Date of Signing:
Arjen Kuyper  Reno, Nevada  May 11, 2000
[Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.] Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ______________
Form 13F Information Table Value Total: $______________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.

Navellier & Associates Inc.
FORM 13F
March 31, 2000

                                                                                                                Voting Authority
                                                                                                                ----------------
                                                             Value     Shares/  Sh/   Put/   Invstmt
Name of Issuer                   Title of class  CUSIP      (x$1000)   Prn Amt  Prn   Call   Dscretn  Managers  Sole    Shared  None
-----------------------          --------------  -----      --------   -------  ---   ----   -------  --------  ------  ------  ----
AT&T Corporation                 COM             001957109       688      12216 SH                    Sole       12216
Abgenix Inc.                     COM             00339B107      1867      13515 SH                    Sole       13515
Active Voice Corp.               COM             004938106      1403      96760 SH                    Sole       96760
Adaptec Inc.                     COM             00651F108     61789    1599710 SH                    Sole     1598640
Adobe Systems                    COM             00724F101    150610    1353031 SH                    Sole     1352051
Adtran Inc.                      COM             00738A106     71407    1201367 SH                    Sole     1200747
Advanced Digital Info Corp.      COM             007525108     62045    1811545 SH                    Sole     1810475
Advanced Fiber                   COM             00754A105     93302    1488356 SH                    Sole     1487216
Aetna Inc.                       COM             008117103       248       4470 SH                    Sole        4470
Affymetrix Inc.                  COM             00826T108      2258      15215 SH                    Sole       15215
Alpha Inds Inc.                  COM             020753109     83499     878933 SH                    Sole      878293
Amer Power Conversion            COM             029066107      1139      26555 SH                    Sole       26555
America Online                   COM             02364J104      2085      30918 SH                    Sole       30918
America West Holding Corp.       COM             023657208       194      12505 SH                    Sole       12505
American Capital Strategies Lt   COM             024937104       286      11290 SH                    Sole       11290
Amgen                            COM             031162100      2218      36135 SH                    Sole       36135
Ampco-Pittsburgh Corp            COM             032037103       160      14680 SH                    Sole       14680
Anadigics Inc.                   COM             032515108      2814      42632 SH                    Sole       42632
Analog Devices                   COM             032654105      5184      64400 SH                    Sole       64400
Andrx Corp.                      COM             034551101       234       2030 SH                    Sole        2030
Anixter Intl Inc.                COM             035290105       461      16535 SH                    Sole       16535
Antec Corporation                COM             03664P105       206       4595 SH                    Sole        4595
Apache                           COM             037411105     90407    1817230 SH                    Sole     1815930
Applied Materials                COM             038222105       352       3740 SH                    Sole        3740
Applied Micro Circuits           COM             03822W109    222611    1483451 SH                    Sole     1481811
Arthrocare Corp                  COM             043136100     65780     714999 SH                    Sole      714639
Aspen Technologies               COM             045327103       280       6940 SH                    Sole        6940
AstroPower, Inc.                 COM             04644A101       969      30000 SH                    Sole       30000
Atlantic Data Services Inc.      COM             048523104       715      65000 SH                    Sole       65000
Atmel Corp.                      COM             049513104       294       5690 SH                    Sole        5690


Audiovox Cl. 'A'                 COM             050757103     10596     242880 SH                    Sole      242880
Avert                            COM             053596102      2522      84075 SH                    Sole       84075
Avis Rent A Car Inc              COM             053790101       176       9980 SH                    Sole        9980
Avx Corp.                        COM             002444107      9718     128185 SH                    Sole      128185
BEA Systems Inc.                 COM             073325102      3687      50245 SH                    Sole       50245
BJ Service Co.                   COM             055482103     87318    1181970 SH                    Sole     1181275
Bass Pub Ltd. ADS                COM             069904209       144      10730 SH                    Sole       10730
Biogen                           COM             090597105      1552      22210 SH                    Sole       22210
Biovail Corp                     COM             09067J109     56405    1274690 SH                    Sole     1273800
BroadVision Inc.                 COM             111412102     89785    2000782 SH                    Sole     1999192
Broadcom Corp.                   COM             111320107      4571      18820 SH                    Sole       18820
Buffets Inc.                     COM             119882108       199      22000 SH                    Sole       22000
CTS Corp                         COM             126501105       995      17457 SH                    Sole       17457
Cal Pine                         COM             131347106      1831      19480 SH                    Sole       19480
Catalina Marketing Corp.         COM             148867104      2887      28510 SH                    Sole       28510
Celgene Corp.                    COM             151020104      2349      23595 SH                    Sole       23595
Cephalon Inc.                    COM             156708109      2165      57740 SH                    Sole       57740
Check Point Software Tech        COM             M22465104      3981      23270 SH                    Sole       23270
Chicago Bridge & Iron Co         COM             N19808109       592      35330 SH                    Sole       35330
Cisco Systems                    COM             17275R102      4164      53854 SH                    Sole       53854
Clarify Inc.                     COM             180492100       299       1910 SH                    Sole        1910
Coherent Inc.                    COM             192479103      9615     184900 SH                    Sole      184900
Commscope Inc.                   COM             203372107      9875     216145 SH                    Sole      216145
Compaq                           COM             204493100       961      35600 SH                    Sole       35600
Comverse Technology              COM             205862402      2061      10905 SH                    Sole       10905
Concord Camera Corp.             COM             206156101     13571     246745 SH                    Sole      246745
Conexant Systems Inc.            COM             207142100     66658     938851 SH                    Sole      938126
Corixa Corp.                     COM             21887F100      5690     137935 SH                    Sole      137935
Curagen Corporation              COM             23126R101     51519    1102015 SH                    Sole     1101225
Cyberonics                       COM             23251P102     12628     675730 SH                    Sole      675730
DII Group Inc.                   COM             232949107    133921    1184477 SH                    Sole     1183727
DSP Group                        COM             23332B106     42437     642990 SH                    Sole      642990
Datascope                        COM             238113104       233       7325 SH                    Sole        7325
Diamond Tech                     COM             252762109     72898    1108718 SH                    Sole     1108678
Dollar Thrifty Automotive        COM             256743105       275      16025 SH                    Sole       16025
Dot Hill Systems Corp.           COM             25848T109       981      78500 SH                    Sole       78500
EMC Corp                         COM             268648102      2279      18090 SH                    Sole       18090
Elantec Semiconductor Inc.       COM             284155108     16673     226650 SH                    Sole      226650
Electro Scientific Ind.          COM             285229100       663      11430 SH                    Sole       11430
Electronics for Imaging          COM             286082102      1194      19900 SH                    Sole       19900


Eloyalty Corp                    COM             290151109       716      30000 SH                    Sole       30000
Emulex Corp.                     COM             292475209    112362    1029667 SH                    Sole     1028987
Enron Corp.                      COM             293561106      2649      35380 SH                    Sole       35380
FileNet                          COM             316869106     11819     397275 SH                    Sole      397275
First Security Corp.             COM             336294103      8400     700000 SH                    Sole      700000
Ford Motor Co.                   COM             345370100       257       5594 SH                    Sole        5594
Gemstar Internl.                 COM             G3788V106    163075    1896217 SH                    Sole     1894497
Gene Logic, Inc.                 COM             368689105       515      12255 SH                    Sole       12255
General Motors                   COM             370442105       225       2715 SH                    Sole        2715
H.B. Fuller                      COM             359694106       305       7625 SH                    Sole        7625
Harbinger Corp.                  COM             41145C103      9885     339405 SH                    Sole      339405
Harley Davidson Inc.             COM             412822108      1492      18795 SH                    Sole       18795
Harmonic Inc.                    COM             413160102    105555    1267931 SH                    Sole     1267211
Haverty Furniture                COM             419596101       374      35165 SH                    Sole       35165
Helix Technology                 COM             423319102     87681    1459816 SH                    Sole     1459136
Home Depot                       COM             437076102      1936      30009 SH                    Sole       30009
Imation Corp.                    COM             45245A107       336      12590 SH                    Sole       12590
In Focus Systems Inc.            COM             452919103       482      13470 SH                    Sole       13470
Integrated Device Technology I   COM             458118106      4577     115520 SH                    Sole      115520
International Fibercom.          COM             45950T101       499      21000 SH                    Sole       21000
Internet Cap Group               COM             46059c999       366       4050 SH                    Sole        4050
IntraBiotics Pharmaceuticals,    COM             46116T100       525      35000 SH                    Sole       35000
JDS Uniphase Co.                 COM             46612J101       212       1762 SH                    Sole        1762
Jabil Circuit                    COM             466313103       726      16779 SH                    Sole       16779
Jack in the Box Inc.             COM             466367109       426      19985 SH                    Sole       19985
Jones Pharma Incorporated        COM             480236108     60378    1987745 SH                    Sole     1986343
K Mart Corp.                     COM             482584109       123      12730 SH                    Sole       12730
Kemet Corp                       COM             488360108    101811    1609660 SH                    Sole     1608750
Kenneth Cole Prodtns Inc.        COM             193294105       365       9300 SH                    Sole        9300
Kent Elec Corp.                  COM             490553104       346      11855 SH                    Sole       11855
LTX Corp.                        COM             502392103     20945     463500 SH                    Sole      463500
Lehman Brothers Inc.             COM             524908100       251       2585 SH                    Sole        2585
Lexmark Intl.                    COM             529771107      2303      21780 SH                    Sole       21780
Lithia Motors Inc.               COM             536797103       378      24785 SH                    Sole       24785
Lone Star Tech Inc.              COM             542312103     15669     336060 SH                    Sole      336060
Loronix Information Sys          COM             544183106       294       8090 SH                    Sole        8090
MDC Holdings Inc.                COM             552676108       285      15915 SH                    Sole       15915
Macromedia                       COM             556100105      8448      93545 SH                    Sole       93545
Mastec Inc.                      COM             576323109       417       4680 SH                    Sole        4680
Medimmune Inc.                   COM             584699102    135903     780493 SH                    Sole      779883


Mercury Interactive Corp         COM             589405109    113185    1428198 SH                    Sole     1427118
Merix Corp.                      COM             590049102     12023     517100 SH                    Sole      517100
Micrel Semiconductor             COM             594793101      3767      39240 SH                    Sole       39240
Micro Component Tech.            COM             95479Q100      1465     160500 SH                    Sole      160500
Microcell Telecommunications I   COM             59501T304      1526      34395 SH                    Sole       34395
Micromuse Inc.                   COM             595094103       264       1900 SH                    Sole        1900
Microsoft Corp.                  COM             594918104      1910      17977 SH                    Sole       17977
MiniMed Inc.                     COM             60365K108      3649      28180 SH                    Sole       28180
NBTY Inc.                        COM             628782104       595      43497 SH                    Sole       43497
Neorx Corp.                      COM             640520300       574      30000 SH                    Sole       30000
Netegrity Inc.                   COM             64110P107      8874     129545 SH                    Sole      129545
Netopia Inc.                     COM             64114K104       319       4435 SH                    Sole        4435
Network Appliance                COM             64120L104       431       5210 SH                    Sole        5210
Nice-Systems Limited ADR         COM             653656108       534       7490 SH                    Sole        7490
Nokia                            COM             654902204      3877      17464 SH                    Sole       17464
OSI Pharmaceuticals, Inc.        COM             671040103       341      17500 SH                    Sole       17500
Oak Technology                   COM             671802106       674      35000 SH                    Sole       35000
Onesource Info                   COM             68272J106       866     105000 SH                    Sole      105000
Optimal Robotics Corp            COM             68388R208       397       8450 SH                    Sole        8450
Oracle Corporation               COM             68389X105      1863      23860 SH                    Sole       23860
Orbotech LTD ADR                 COM             M75253100     11388     133982 SH                    Sole      133982
PMC Sierra Inc.                  COM             69344F106      6745      33115 SH                    Sole       33115
Patina Oil & Gas Corp            COM             703224105       519      38270 SH                    Sole       38270
Patterson Energy                 COM             703414102      2003      63085 SH                    Sole       63085
Pharmacopeia Inc.                COM             71713B104     15205     310305 SH                    Sole      310305
Photon Dynamics Inc.             COM             719364101      9404     136290 SH                    Sole      136290
Polycom Inc                      COM             73172K104       277       3500 SH                    Sole        3500
Power Integrations Inc.          COM             739276103     23829     953162 SH                    Sole      952402
Power Wave Tech.                 COM             739363109    141367    1130938 SH                    Sole     1130338
Powertel                         COM             73936C109     57468     830612 SH                    Sole      830032
Priority Healthcare Corp.        COM             74264T102      1482      29501 SH                    Sole       29501
Puma Technology Inc.             COM             745887109      1537      30365 SH                    Sole       30365
QLogic Corp                      COM             747277101    184796    1363811 SH                    Sole     1362801
QUALCOMM Inc.                    COM             747525103      4448      29790 SH                    Sole       29790
Qiagen N.V.                      COM             N72482107      1880      13825 SH                    Sole       13825
Quanta Services                  COM             74762E102       837      13785 SH                    Sole       13785
RF Micro Devices Inc.            COM             749941100    135602    1009130 SH                    Sole     1007930
Radiant Systems Inc.             COM             75025N102     11090     176389 SH                    Sole      176389
Renaissance Worldwide            COM             75968A109       522     100000 SH                    Sole      100000
Rural Cellular Corp.             COM             781904107       974      14410 SH                    Sole       14410


SDL  Inc.                        COM             784076101      1424       6690 SH                    Sole        6690
STMicroelectronics               COM             861012102      2067      11045 SH                    Sole       11045
SYSCO                            COM             871829107       331       9155 SH                    Sole        9155
Sandisk Corp                     COM             80004C101    152183    1242309 SH                    Sole     1241569
SawTech Inc.                     COM             805468105       771      14670 SH                    Sole       14670
Scientific Atlanta               COM             808655104    114078    1803602 SH                    Sole     1802522
Semitool Inc.                    COM             816909105       201      11030 SH                    Sole       11030
Sempra Energy                    COM             816851109       190      11370 SH                    Sole       11370
Shaw Group                       COM             820280105       326       9245 SH                    Sole        9245
Siebel Systems Inc.              COM             826170102      4486      37560 SH                    Sole       37560
Silicon Storage Tech Inc.        COM             827057100     41433     560850 SH                    Sole      560850
Silicon Valley Bancshares        COM             827064106       280       3900 SH                    Sole        3900
Solectron Corp.                  COM             834182107       910      22690 SH                    Sole       22690
Sun Microsystems                 COM             866810104      2116      22580 SH                    Sole       22580
Symantec Corp.                   COM             871503108      4421      58855 SH                    Sole       58855
Telephone & Data Sys Inc.        COM             879433100       218       1960 SH                    Sole        1960
Texas Instruments                COM             882508104      3345      20906 SH                    Sole       20906
Three-Five Systems               COM             88554L108     12925     215416 SH                    Sole      215416
Tiffany & Co.                    COM             886547108     66946     800553 SH                    Sole      800063
Titan Corp.                      COM             888266103       670      13135 SH                    Sole       13135
Tollgrade Communications Inc.    COM             889542106     13439     253570 SH                    Sole      253570
TranSwitch Corp.                 COM             894065101       312       3250 SH                    Sole        3250
Travelnow.com Inc.               COM             89490A107       410      40000 SH                    Sole       40000
Traverlers Property Casualty C   COM             893939108       251       6095 SH                    Sole        6095
TriQuint Semiconductor           COM             89674K103    121611    1654578 SH                    Sole     1653418
TriZetto Group, Inc.             COM             896882107       696      20000 SH                    Sole       20000
Twinlab Corp                     COM             901774109       100      14000 SH                    Sole       14000
Tyson Foods Inc.                 COM             902494103       133      11935 SH                    Sole       11935
United Stationers                COM             913004107       740      20735 SH                    Sole       20735
VISX Inc.                        COM             92844S105       186      10200 SH                    Sole       10200
Valassis Comm.                   COM             918866104       569      17080 SH                    Sole       17080
Veritas Software                 COM             923436109      1240       9468 SH                    Sole        9468
Vishay Inter                     COM             928298108      5237      94155 SH                    Sole       94155
Vodafone Group - ADR             COM             92857T107      1889      34005 SH                    Sole       34005
Wave Systems Corp.               COM             943526103      1797      45000 SH                    Sole       45000
Webhire Inc                      COM             94768W104       982      60000 SH                    Sole       60000
Westcorp, Inc.                   COM             957907108       431      30805 SH                    Sole       30805
Western Gas Resources            COM             958259103       364      22945 SH                    Sole       22945
Western Wireless Corp            COM             95988E204      5227     114090 SH                    Sole      114090
Winnebago Industries             COM             974637100       480      26600 SH                    Sole       26600

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
Xilinx                           COM             983919101      3800      45885 SH                    Sole       45885
Yellow Corp                      COM             985509108       338      18315 SH                    Sole       18315
Zoll Med Corp                    COM             989922109      1460      28480 SH                    Sole       28480
Zomax Inc.                       COM             989929104     19904     330361 SH                    Sole      330361
195 DATA RECORDS                                             3878539            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED